Net Fee and commission Income - Schedule of Fee and Commission Expense (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee and commission expense [abstract]
Funds transfer		€ 597	€ 437	€ 403
Securities business		170	150	166
Insurance broking		2	4	8
Asset management fees		4	5	5
Brokerage and advisory fees		220	192	166
Other		448	367	400
Total fee and commission expenses	[1]	€ 1,442	€ 1,155	€ 1,148

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.